Summary of significant accounting policies (Details)	Dec. 31, 2023
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Mechanical Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Mechanical Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years